----- Financial

      Direction                    May 10, 1996 as supplemented November 1, 1996

     LOGO



                                      The

                                     Pilot
                                     Funds
                                                      Prospectus enclosed

                                                      PILOT GROWTH
                                                      FUND

                                                      PILOT DIVERSIFIED BOND
                                                      INCOME FUND


                                                      Class A Shares and


                                                      Class B Shares

                               TABLE OF CONTENTS



                                                                                                     PAGE
                                                                                                     ----
EXPENSE SUMMARY....................................................................................     2
INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS...................................................     4
     Pilot Growth Fund.............................................................................     4
     Pilot Diversified Bond Income Fund............................................................     5
  PORTFOLIO INSTRUMENTS AND PRACTICES..............................................................     5
  RISK FACTORS.....................................................................................    10
  FUNDAMENTAL LIMITATIONS..........................................................................    11
INVESTING IN THE PILOT FUNDS.......................................................................    11
  HOW TO BUY SHARES................................................................................    14
  HOW TO SELL SHARES...............................................................................    16
  TRANSACTION RULES................................................................................    17
  SHAREHOLDER SERVICES.............................................................................    18
  DIVIDENDS AND DISTRIBUTIONS......................................................................    22
DISTRIBUTION AND SERVICE ARRANGEMENTS..............................................................    22
THE PILOT FAMILY OF FUNDS..........................................................................    23
THE BUSINESS OF THE FUND...........................................................................    24
  FUND MANAGEMENT..................................................................................    24
  TAX IMPLICATIONS.................................................................................    26
  MEASURING PERFORMANCE............................................................................    27

                                THE PILOT FUNDS


                                      LOGO


   PROSPECTUS FOR CLASS A SHARES AND CLASS B SHARES OF PILOT GROWTH AND PILOT
                         DIVERSIFIED BOND INCOME FUNDS



May 10, 1996 as supplemented November 1, 1996



=========================================================================================================
   PILOT FUND                          GOAL                               FOR INVESTORS WHO WANT
-----------------                      ----                               ----------------------
GROWTH               Long-term capital growth through            Capital growth over the long term and
                     investments primarily in equity             are willing to accept the relative risks
                     securities.                                 associated with equity investments.
---------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND     Total return and preservation of capital    Current income from debt securities and
INCOME               by investing primarily in debt              are willing to accept fluctuations in
                     securities. The Fund emphasizes the         price and yield.
                     current income component of total return
                     and will have an average weighted
                     maturity of from five to fifteen years.
---------------------------------------------------------------------------------------------------------



FUND SHARES ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BOATMEN'S TRUST COMPANY OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. IN ADDITION, THE AMOUNT OF DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN. BOATMEN'S TRUST COMPANY SERVES AS INVESTMENT ADVISER TO THE FUNDS, IS PAID A FEE FOR ITS SERVICES, AND IS NOT AFFILIATED WITH PILOT FUNDS DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR.



This Prospectus describes two classes of shares from which investors may choose in Pilot Growth Fund and Pilot Diversified Bond Income Fund. Class A Shares are sold with a front-end sales charge; Class B shares are sold with a deferred sales charge. This Prospectus describes concisely the information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.



More information about the Funds is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. The Statement of Additional Information can be obtained free upon request by calling 800/71-PILOT. The Statement of Additional Information, as it may be revised from time to time, is dated
May 10, 1996 as supplemented August 5, 1996 and is incorporated by reference into (considered a part of) the Prospectus.



LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY



SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying or selling shares of a Fund.



ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, accounting and other services.



Below is information regarding the Funds' shareholder transaction expenses and the operating expenses which the Funds expect to incur during the current fiscal year on their Class A and Class B Shares. Examples based on this information are also provided.



                                                                                               DIVERSIFIED BOND
                                                                          GROWTH FUND             INCOME FUND
                                                                      -------------------     -------------------
                                                                      CLASS A     CLASS B     CLASS A     CLASS B
                                                                      -------     -------     -------     -------
SHAREHOLDER TRANSACTION EXPENSES:
     Front End Sales Charge Imposed on Purchases (as a percentage of
      offering price)...............................................    4.50%(1)    None        4.00%(1)    None
     Sales Charge Imposed on Reinvested Dividends...................    None        None        None        None
     Deferred Sales Charge (as a percentage of original purchase
      price or redemption proceeds, whichever is lower).............    None        4.50%(2)    None        4.00%(3)
     Exchange Fee...................................................    None        None        None        None
ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVERS AND EXPENSE
  REIMBURSEMENTS (as a percentage of average net assets):
     Management Fees (after waivers)(4).............................    0.75%       0.75%       0.40%       0.40%
     Rule 12b-1/Distribution Payments...............................    0.25%       1.00%       0.25%       1.00%
     Other Expenses (after expense reimbursements)(5)...............    0.25%       0.25%       0.25%       0.25%
                                                                      -------     -------     -------     -------
     Total Fund Operating Expenses (after fee waivers and expense
      reimbursements)(4)............................................    1.25%       2.00%       0.90%       1.65%
                                                                       =====       =====       =====       =====

---------------



(1) Reduced sales charges may be available. See "Shareholder Services --
    Front-End Sales Charge Reductions."



(2) This amount applies to redemptions during the year. The charge decreases
    .50% annually to 2.50% for redemptions made during the fifth year and then decreases .75% to 1.75% for redemptions made during the sixth year. No deferred sales charge is charged for redemptions made after the sixth year.
    See "How to Buy Shares -- Explanation of Sales Price."



(3) This amount applies to redemptions during the first year. The charge decreases .50% annually to 2.00% for redemptions made during the fifth year and then decreases .75% to 1.25% for redemptions made during the sixth year.
    No deferred sales charge is charged for redemptions made after the sixth year. See "How to Buy Shares -- Explanation of Sales Price."



(4) This expense information is provided to help you understand the expenses you would bear either directly (as with the transaction expenses) or indirectly
    (as with the annual operating expenses) as a shareholder of one of the Funds. The Adviser has agreed to waive a portion of its management fee for Pilot Diversified Bond Income Fund. Without waivers by the Adviser,
    Management Fees as a percentage of net assets would be 0.55% for Pilot
    Diversified Bond Income Fund. Other Expenses for the Funds reflect the voluntary reimbursement of expenses by the administrator and investment adviser. Absent reimbursement, Other Expenses would be 0.77%. Absent waivers and expense reimbursements, the total operating expenses for the Funds would be 1.77% and 2.52% for Class A Shares and Class B Shares, respectively, of
    Pilot Growth Fund; and 1.57% and 2.32% for Class A Shares and Class B
    Shares, respectively, of Pilot Diversified Bond Income Fund. You should note that any fees that are charged by the Funds' Adviser, its affiliates or any other institutions directly to their customer accounts for services related to an investment in the Funds are in addition to and not reflected in the fees and expenses described above.



(5) "Other Expenses" are based on estimated amounts for the current fiscal year.
    The table does not reflect the allocation of any miscellaneous "class expenses" (i.e. certain printing and registration expenses).



BECAUSE OF THE DISTRIBUTION PAYMENTS PAID BY THE FUNDS AS SHOWN IN THE ABOVE
TABLE, LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE


MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



EXAMPLE: Assume that the annual return on each of the Funds is 5%, and that their operating expenses are as described above. For every $1,000 you invested in a particular Fund, after the periods shown below, you would have paid this much in expenses during such periods:



                                                                                      1 YEAR           3 YEARS
                                                                                  AFTER PURCHASE    AFTER PURCHASE
                                                                                  --------------    --------------
PILOT GROWTH FUND
  Class A Shares(1).............................................................       $ 57              $ 83
  Class B Shares
     Assuming complete redemption at end of period(2)...........................       $ 65              $ 98
     Assuming no redemption.....................................................       $ 20              $ 63
PILOT DIVERSIFIED BOND INCOME FUND
  Class A Shares(1).............................................................       $ 49              $ 68
  Class B Shares
     Assuming complete redemption at end of period(2)...........................       $ 57              $ 82
     Assuming no redemption.....................................................       $ 17              $ 52


---------------


(1) Assumes deduction at time of purchase of maximum applicable front-end sales charge.



(2) Assumes deduction of maximum applicable contingent deferred sales charge.



The Example shown above should not be considered a representation of future investment returns or operating expenses. The Funds are new and actual investment returns and operating expenses may be more or less than those shown.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS



The Pilot Funds use different investments and investment techniques in seeking to achieve a Fund's investment objective. Each Fund does not use all of the investments and investment techniques described below, which involve various risks, and which are also described in the following sections. You should consider whether one or both of the Funds best meets your investment goals. Although each Fund will attempt to attain its investment objective, there can be no assurance it will be successful. Shareholder approval is not required to change the investment objective of a Fund. However, shareholders will be given at least 30 days' prior written notice in the event of a change in a Fund's investment objective. If there is a change in investment objective, shareholders should consider whether a Fund remains an appropriate investment in light of their current financial position and needs. Unless otherwise stated, each investment policy described below may be changed at any time by The Pilot Funds' Board of Trustees without shareholder approval.


Pilot Growth Fund


Pilot Growth Fund offers investors a means of participating in the equity securities market.



The investment objective of Pilot Growth Fund is to provide long-term capital growth by investing primarily in equity securities. Under normal circumstances, the Fund will invest at least 65% of its total assets in common stock, warrants, and options to purchase common stock.



In making investment decisions for the Fund, the Adviser classifies approximately 1000 companies by market value and growth characteristics on a quarterly basis. Due to the number of possible growth stock investments, the Adviser uses a selection process employing advanced quantitative techniques to identify buy and sell candidates in an effort to select and hold those companies which appear able to consistently achieve superior returns by reinvesting profits into attractive new projects and products. Dividend income is, therefore, incidental and not an objective of the Fund. The Adviser's sophisticated investment approach uses an internally designed valuation process which measures the persistence of future cash flows, the acceleration of profitability, and evaluates a company's revenue generation relative to its stock price. The goal of this investment process is to identify businesses where superior growth appears sustainable and avoid or sell companies where growth is beginning to deteriorate. The Fund will concentrate on long-term growth industries where market leaders produce superior products and/or services and demonstrate a competitive advantage.



Pilot Growth Fund may also acquire debt obligations, including both convertible and non-convertible corporate and government bonds, debentures, zero coupon bonds and cash equivalents. "Cash equivalents" include commercial paper (which is unsecured promissory notes issued by corporations); certificates of deposit, bankers' acceptances, notes and time deposits issued or supported by U.S. or foreign banks and savings institutions; repurchase agreements; variable or floating rate notes; U.S. Government obligations; and money market mutual fund shares. Under normal conditions, the Fund will not invest more than 10% of its total assets in debt obligations, unless the Fund assumes a temporary defensive position as discussed below. The Fund will purchase only those debt obligations which are rated AA or better by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, are determined by the Adviser to be of comparable quality. (A description of applicable ratings is attached to the Statement of Additional Information as Appendix A.)



The Fund may invest in the securities of foreign issuers, either directly in the securities of such issuers or indirectly through American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). ADRs are receipts typically issued by a United States bank or trust company, and EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities. ADRs, in registered form, are designed for use in the United States securities markets, while EDRs, in bearer form, are generally designed for use in the European securities markets. These securities may not be denominated in the same currency as the securities they represent. The Fund will not invest more than 5% of its total assets in foreign securities.



The Fund may also invest in futures contracts and options. From time to time, the Funds may hold cash reserves that do not earn income. For a further description of the Fund's policies with respect to convertible securities, foreign securities and other instruments, see "Portfolio Instruments and Practices" and "Risk Factors" below.


The Fund reserves the right to invest up to 100% of its assets in cash, cash equivalents and debt obligations when the Adviser believes such a position is advisable for temporary defensive purposes during periods of unusual market or economic activity.

Pilot Diversified Bond Income Fund


Pilot Diversified Bond Income Fund offers investors a means of participating in the fixed income securities market.



The investment objective of Pilot Diversified Bond Income Fund is to seek current income consistent with preservation of capital by investing primarily in debt securities. The Fund seeks total return as a secondary objective. While there are no restrictions on the maturity of individual securities selected by the Fund, the Fund's average weighted maturity will be between five and fifteen years except during temporary defensive periods or unusual market conditions.



Under normal circumstances, Pilot Diversified Bond Income Fund invests at least 65% of its total assets in "bonds", which term refers to instruments identified as bonds as well as other debt securities, such as debentures, notes, asset-backed and mortgage-backed securities, variable and floating rate instruments, zero coupon and stripped securities, participations and trust receipts, ADRs and EDRs, and cash equivalents, and includes obligations of U.S. and foreign corporate and government issuers, ADRs and EDRs, zero coupon bonds and cash equivalents. The Fund does currently intend to invest more than 5% of its total assets in foreign securities. See "Pilot Growth Fund" above for a description of ADRs, EDRs, and cash equivalents. The Fund will purchase only those debt securities rated A or better by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality. If a portfolio security ceases to be rated at least A or if the Adviser determines that an unrated security held by the Fund is no longer of comparable quality, the Fund may continue to hold that security so long as the security is rated at least BBB (or its equivalent) by at least one NRSRO or, if unrated, is determined by the Adviser to be of comparable quality. The value of such downgraded securities will not exceed 35% of the Fund's total assets.



The Fund may also invest in futures contracts and options. From time to time, the Fund may also hold uninvested cash reserves which do not earn income. For a further description of the Fund's policies with respect to foreign securities and other instruments, see "Portfolio Instruments and Practices" and "Risk Factors" below.



The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates.


PORTFOLIO INSTRUMENTS AND PRACTICES


-- U.S. Government Obligations. EACH FUND may invest in securities issued or guaranteed by the U.S. Government, as well as in obligations issued or guaranteed by U.S. Government agencies and instrumentalities. Securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by certain U.S. Government agencies and instrumentalities, such as the Government National Mortgage Association, are supported by the U.S. Treasury; others, like the Export-Import Bank, are supported by the issuer's right to borrow from the Treasury; others, including the Federal National Mortgage Association, are backed by the discretionary ability of the U.S. Government to purchase the entity's obligations; and still others, like the Student Loan Marketing Association, are backed solely by the issuer's credit. U.S. Government obligations also include U.S. Government-backed trusts that hold obligations of foreign governments and are guaranteed or backed by the full faith and credit of the United States. There is no assurance that the U.S. Government would support a U.S. Government-sponsored entity were it not required to do so by law.



-- Asset-Backed and Mortgage-Backed Securities. EACH FUND may invest in asset-backed securities (i.e. securities backed by installment sale contracts, credit card receivables or other assets.) In addition, each Fund may make significant investments in U.S. Government securities that are backed by adjustable or fixed rate mortgage loans. The rate of prepayments on asset-backed instruments and hence the life of the security, will be primarily a function of current market rates and current conditions in the relevant market. In calculating the average weighted maturity of a Fund's portfolio, the maturity of asset-backed instruments will be based on estimates of average life. The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent a Fund purchases asset-backed securities at a premium, prepayments (which often may be made at any time without penalty) may result in some loss of a Fund's principal investment to the extent of any premiums paid.



The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or the value of a Fund's shares. Also, GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs. Each Fund may also invest in mortgage-backed securities of other issuers, such as the Federal National Mortgage Association, which are not guaranteed by the U.S. Government. Moreover, each Fund may invest in debt securities which are secured with collateral consisting of mortgage-backed securities and in other types of mortgage-related securities. Unscheduled or early payments on the underlying mortgage may shorten the effective maturities of mortgage-backed securities and lessen their growth potential. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return on reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund does not appreciate as rapidly as the price of non-callable debt securities.



-- Corporate Obligations. EACH FUND may purchase corporate bonds and cash equivalents that meet a Fund's quality and maturity limitations. These investments may include obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, Eurobonds, which are U.S. dollar-denominated obligations of foreign issuers, and Yankee bonds, which are U.S. dollar-denominated bonds issued by foreign issuers in the U.S., and equipment trust certificates. Each Fund may also purchase obligations issued by foreign corporations. Corporate bonds are subject to call risk during periods of falling interest rates. Securities with high stated interest rates may be prepaid (or called) prior to maturity, requiring a Fund to invest the proceeds at generally lower interest rates.



Cash equivalents, such as commercial paper and other similar obligations purchased by a Fund that have an original maturity of thirteen months or less, will either have short-term ratings at the time of purchase in the top two categories by one or more NRSROs or be issued by issuers with such ratings. Unrated instruments of these types purchased by a Fund will be determined by the Adviser to be of comparable quality.



-- Repurchase Agreements. EACH FUND may enter into repurchase agreements which involve a purchase of portfolio securities subject to the seller's agreement to repurchase them at an agreed upon time and price. The Funds will enter into repurchase agreements only with financial institutions (such as banks and broker-dealers) deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Board of Trustees. The term of these agreements is usually from overnight to one week and in any event, the Funds intend that such agreements will not have maturities longer than 60 days.



A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. During the term of any repurchase agreement, the Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Because of the seller's repurchase obligation, the securities subject to repurchase agreements do not have maturity limitations.



-- Reverse Repurchase Agreements. EACH FUND is authorized to make limited borrowings for temporary purposes by entering into reverse repurchase agreements. Under such an agreement a Fund sells portfolio securities to financial institutions (such as banks and broker-dealers) and then buys them back later at an agreed-upon time and price. When a Fund enters into a reverse repurchase agreement it will place in a separate custodial account either liquid assets or high grade debt securities that have a value equal to or more than the price a Fund must pay when it buys back the securities, and the account will be continuously monitored by the Adviser to make sure the appropriate value is maintained. Reverse repurchase agreements involve the possible risk that the value of portfolio securities a Fund relinquishes may decline below the price a Fund must pay when the transaction closes. Interest paid by a Fund in a reverse repurchase or other borrowing transaction will reduce a Fund's income. The Funds will only enter into reverse repurchase agreements to avoid the need to sell portfolio securities to meet redemption requests during unfavorable market conditions.


-- Variable and Floating Rate Instruments. EACH FUND may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes, which are instruments under which the indebtedness represented by the instrument as well as its interest rate may vary. Because of the absence of a market in which to resell variable or floating rate instruments, a Fund might have trouble selling an instrument should the issuer default or during periods when a Fund is not permitted by agreement to demand payment of the instrument, and for this or other reasons a loss could occur with respect to the instrument.



-- Zero Coupon Securities. EACH FUND may invest in zero coupon securities. Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. Such bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment.


A Fund will be required to include in income daily portions of original issue discount accrued which will cause the Fund to be required to make distributions of such amounts to shareholders annually, even if no payment is received before the distribution date. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.


-- Stripped Securities. EACH FUND may invest in instruments known as "stripped" securities. These instruments include U.S. Treasury bonds and notes and federal agency obligations on which the unmatured interest coupons have been separated from the underlying obligation. These obligations are usually issued at a discount to their "face value", and because of the manner in which principal and interest are returned may exhibit greater price volatility than more conventional debt securities. Each Fund may invest in "interest only" stripped securities that have been issued by a federal instrumentality known as the Resolution Funding Corporation and other stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal Securities program ("STRIPS"). Each Fund may also invest in instruments that have been stripped by their holder, typically a custodian bank or investment brokerage firm, and then resold in a custodian receipt program under names such as TIGRS (Treasury Income Growth Receipts) and CATS (Certificates of Accrual on Treasuries).



In addition, EACH FUND may purchase stripped mortgage-backed securities ("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. SMBS, in particular, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.



-- Participations and Trust Receipts. EACH FUND may purchase from domestic financial institutions and trusts created by such institutions participation interests and trust receipts in high quality debt securities. A participation interest or receipt gives a Fund an undivided interest in the security in the proportion that a Fund's participation interest or receipt bears to the total principal amount of the security. Each Fund intends only to purchase participations and trust receipts from an entity or syndicate, and do not intend to serve as a co-lender in any such activity.



-- When-Issued Purchases, Forward Commitments and Delayed Settlements. EACH FUND may purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. Additionally, the Funds may purchase or sell securities on a "delayed settlement" basis.



When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock-in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. Delayed settlement refers to a transaction in the secondary market that will settle some time in the future. These transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. When-issued purchases, forward commitments and delayed settlement transactions are not expected to exceed 25% of the value of a Fund's total assets under normal circumstances. In the event a Fund's when-issued purchases, forward commitments and delayed settlement transactions ever exceeded 25% of the value of its total assets, a Fund's liquidity and the ability of the Adviser to manage the Fund might be adversely affected. These transactions will not be entered into for speculative purposes but only in furtherance of a Fund's investment objective.


-- Other Investment Companies. EACH FUND may invest in the securities of other mutual funds that invest in the particular instruments in which a Fund itself may invest subject to requirements of applicable securities laws. The Trust, on behalf of each Fund, has obtained relief from the SEC to permit each Fund to invest any uninvested cash reserves in an amount not to exceed to 25% of its total assets in affiliated money market funds. When a Fund invests in another mutual fund, it pays a pro rata portion of the advisory and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses a Fund pays in connection with its own operations. The Adviser may waive its advisory fee on that portion of any Fund's assets which are invested in the securities of affiliated money market funds managed by the Adviser or any of its affiliates.



-- Securities Lending. EACH FUND may lend securities held in its portfolio to financial institutions (such as banks and broker-dealers) as a means of earning additional income. These loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, securities loans will be made only to financial institutions the Adviser deems to be of good standing, and will only be made if the Adviser thinks the possible rewards from such loan justify the possible risks. A loan will not be made if, as a result, the total amount of a Fund's outstanding loans exceeds 33 1/3% of its total assets. Securities loans will be fully collateralized.



-- Mortgage Rolls. PILOT DIVERSIFIED BOND INCOME FUND may enter into transactions known as "mortgage dollar rolls" in which the Fund sells mortgage-backed securities for current delivery and simultaneously contracts to repurchase substantially similar securities in the future at a specified price which reflects an interest factor and other adjustments. During the roll period, the Fund does not receive principal and interest on the mortgage-backed securities but it does earn interest on the cash proceeds of the initial sale. In addition, the Fund is paid a fee as consideration for entering into the commitment to purchase. Unless a roll has been structured so that it is "covered," meaning that there exists an offsetting cash or cash-equivalent security position that will mature at least by the time of settlement of the roll transaction, cash or U.S. Government securities or other liquid high grade debt instruments in the amount of the future purchase commitment will be set apart for the Fund in a separate account at the custodian. Mortgage rolls are not a primary investment technique for the Fund, and it is expected that, under normal market conditions, the Fund's commitments under mortgage rolls will not exceed 10% of the value of its total assets.



-- Options. EACH FUND may write covered call options, buy put options, buy call options and sell, or "write," secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.


Options purchased by a Fund will not exceed 5%, and options written by a Fund will not exceed 25% of its net assets.


OPTIONS TRADING IS A HIGHLY SPECIALIZED ACTIVITY AND MAY CARRY GREATER THAN ORDINARY INVESTMENT RISK. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The Funds may use options to manage their exposure to changing interest rates and/or security prices. The use of covered call and secured put options will not be a primary investment technique of any Fund.



-- Futures and Related Options. EACH FUND may enter into futures contracts and options on such futures contracts to protect against the effect of anticipated market or interest rate fluctuations on securities that a Fund holds in its portfolio or intends to sell or purchase.

Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index. A Fund may not purchase or sell a futures contract (or related option) except for bona fide hedging purposes unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments).


EACH FUND may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

More information regarding futures contracts and related options can be found in the Statement of Additional Information, which is available upon request.


-- Forward Foreign Currency Exchange Contracts. Because EACH FUND and may buy and sell securities and receive dividend and interest proceeds in currencies other than the U.S. dollar, the Funds may from time to time enter into forward foreign currency exchange contracts ("forward contracts"). A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract.


The purpose of entering into these contracts is to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. At the same time, such contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than the performance it would have had if it had not engaged in forward contracts.


-- Liquidity Considerations. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons, A FUND WILL NOT INVEST MORE THAN 15% OF ITS NET ASSETS IN ILLIQUID SECURITIES. Illiquid securities include repurchase agreements, securities loans and time deposits that do not permit a Fund to terminate them after seven days notice, certain certificates of participation, trust receipts, stripped mortgage-backed securities issued by private issuers, over-the-counter options and securities that are not registered under the securities laws. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper and variable amount master demand notes with maturities of nine months or less and securities for which the Adviser has determined pursuant to guidelines adopted by the Board of Trustees that a liquid trading market exists (including certain securities that may be purchased by institutional investors under SEC Rule 144A), are not subject to this 15% limitation.



-- Portfolio Turnover. Although EACH FUND may engage in short-term trading to achieve its investment objective, the annual portfolio turnover rates for the Funds are not expected to exceed 100% during the next twelve months. Portfolio turnover will not be a limiting factor in making investment decisions. Portfolio turnover may occur for a variety of reasons, including the appearance of a more favorable investment opportunity. Turnover may require payment of brokerage commissions, impose other transaction costs and could increase the amount of income received by a Fund that constitutes taxable capital gains. To the extent capital gains are realized, distributions from the gains may be ordinary income for federal tax purposes (see "The Business of the Fund -- Tax Implications").


-- Other Information. Certain brokers who are affiliated with The Pilot Funds may act as broker for the Funds on exchange portfolio transactions, subject, however, to procedures adopted by the Board of Trustees. Commissions, fees or other remuneration paid to an affiliated broker must be at least as favorable as those which the Trustees believe to be charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. A transaction will not be placed with an affiliated broker if a Fund would have to pay a commission rate less favorable than the affiliated broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the affiliated broker acts as a clearing broker for another brokerage firm, and any customers of the affiliated broker not comparable to The Pilot Funds as determined by the Board of Trustees.

The Pilot Funds has also adopted certain procedures which enable a Fund to purchase certain instruments during the existence of an underwriting or selling syndicate of which an affiliated broker is a member. These procedures establish certain limitations on the amount of securities which can be purchased in any single offering and on the amount of a Fund's assets which may be invested in any single offering. Because of the active role which may be played by affiliated brokers in the underwriting of securities, a Fund's ability to purchase securities in the primary market may from time to time be limited.

RISK FACTORS

-- General Risk Considerations. As with an investment in any mutual fund, an investment in the Funds entails market and economic risks associated with investments generally. However, there are certain specific risks of which you should be aware.


Generally, the market value of fixed income securities in the Funds can be expected to vary inversely to changes in prevailing interest rates. You should be aware that in periods of declining interest rates the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and in periods of rising interest rates the market value will tend to decrease. You should also be aware that in periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. The Funds may purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.



The value of the equity securities held by Pilot Growth Fund can be expected to vary in response to a variety of factors. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions. In general, equity securities are subject to greater fluctuations in value than fixed income securities. Therefore, while an investment in Pilot Growth Fund is likely to have greater potential for total return over the long term than an investment in Pilot Diversified Bond Income Fund, it also presents greater risk of loss.



-- Small Capitalization Companies. Pilot Growth Fund may invest in smaller, lesser-known companies which the Adviser believes offer greater growth potential than larger, more mature, better-known firms. Investing in the securities of such companies, however, may also involve greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk than that normally associated with larger firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.



-- Foreign Securities. There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.


-- Derivative Securities. The securities described above involving options, futures, contracts, options on futures contracts, forward commitments and forward foreign currency exchange contracts are frequently referred to as derivative securities. In general, derivative securities are instruments whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity, or other asset.



There are different risks associated with these securities. A more complete description of these securities, including risk factors and limitations on their use, can be found in the separate sections that describe them.


FUNDAMENTAL LIMITATIONS

Certain of the investment policies of each Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. Policies requiring such a vote to effect a change are known as "fundamental". Some of these fundamental limitations are summarized below, and all of the Funds' fundamental limitations are set out in full in the Statement of Additional Information, which is available upon request.


1. A Fund may not invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry (with certain limited exceptions described in the Statement of Additional Information).



2. A Fund may not invest (with certain limited exceptions, including U.S. Government obligations, as described in the Statement of Additional Information) more than 5% of its total assets in the securities of a single issuer or subject to puts from any one issuer, except that up to 25% of the total assets of each Fund can be invested without regard to the 5% limitation. A Fund may not purchase more than 10% of the outstanding voting securities of any issuer subject, however, to the foregoing 25% exception.


3. A Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.

4. A Fund may not make loans, except that it may invest in debt securities, enter into repurchase agreements and lend its portfolio securities.

If a percentage limitation is met at the time an investment is made, a subsequent change in that percentage that is the result of a change in value of a Fund's portfolio securities does not mean that the limitation has been violated.


In order to permit the sale of a Fund's shares (or a particular class of shares) in some states, The Pilot Funds may agree to certain restrictions that may be stricter than the investment policies and limitations discussed above. If The Pilot Funds decide that any of these restrictions is no longer in a Fund's (or class's) best interest, it may revoke its agreement to abide by such restriction by no longer selling shares in the state involved.


INVESTING IN THE PILOT FUNDS
Getting Your Investment Started


Investing in The Pilot Funds is quick and convenient. Fund Shares may be purchased either through the account you maintain with Boatmen's Investment Services, Inc., another broker-dealer or certain other institutions or from The Pilot Funds directly. Fund shares are distributed by Pilot Funds Distributors, Inc. (the "Distributor"). The Distributor is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


You may choose to invest through your Boatmen's Investment Services account where an Account Representative can advise you in selecting among The Pilot Funds. Whether you currently have a Boatmen's Investment Services account or wish to open one, your Pilot Funds investment can be executed within a few minutes by telephone or, if you prefer, during a consultation with an Investment Officer of Boatmen's Investment Services, Inc. Call The Pilot Funds at 800/71-PILOT to arrange a consultation scheduled at your convenience.


Clients of Boatmen's Investment Services, Inc. and other institutions (such as broker-dealers) that have entered into agreements with the Distributor ("Service Organizations") may purchase shares through their accounts at their Service Organization and should contact the Service Organization directly for appropriate purchase instructions. Share purchases (and redemptions) made through Boatmen's Investment Services, Inc. or another Service Organization are effected only on days the particular institution and the Fund involved are open for business. When shares are purchased through Boatmen's Investment Services, Inc. or another Service Organization, a fee may be charged by those institutions for providing administrative services in connection with your investment.

Should you wish to establish an account directly with The Pilot Funds, please refer to the purchase options described under "Opening and Adding to Your Pilot Funds Account".

Payments for Fund shares must normally be in U.S. dollars and in order to avoid fees and delays should be drawn on a U.S. bank. Please remember that The Pilot Funds retains the right to reject any purchase order.

Your Alternative Purchase Options

Your purchases of Fund shares are subject to either a front-end or back-end sales charge. You may elect to have the sales charge deducted at the time of your investment--on the "front-end"--or choose to defer the sales charge until your investment is redeemed--on the "back-end". This back-end sales charge declines over time and is known as a "contingent deferred sales charge." If you decide to pay the sales charge at the time you make your investment, your purchase will be made in Class A Shares, whereas if you prefer to pay the sales charge when you redeem your investment, your purchase will be made in Class B Shares. Once you have held Class B Shares for six years, you do not pay the contingent deferred sales charge when you redeem those shares.

Characteristics of Class A Shares and Class B Shares

Class A Shares and Class B Shares differ primarily in their sales charge structures and distribution arrangements, including ongoing distribution fees. The classes may also have differing transfer agency and other fees, although the Funds currently do not intend to allocate such fees on a class basis. You should understand that the purpose and function of the sales charge structures and distribution arrangements for both Class A Shares and Class B Shares are the same.


Class A Shares: Class A Shares are sold at their net asset value plus a front-end sales charge of up to 4.50% for Pilot Growth Fund and up to 4.00% for Pilot Diversified Bond Income Fund. (See "How to Buy Shares--
Explanation of Sales Price".) This front-end sales charge may be reduced or waived in some cases. (See "Transaction Rules" and "Shareholder Services--Front-End Sales Charge Reductions.") Class A Shares are subject to ongoing distribution fees at an annual rate of up to 0.25% of a Fund's average daily net assets attributable to its Class A Shares.



Class B Shares: Class B Shares are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the shares are redeemed within six years of investment. (See "How to Buy Shares--Explanation of Sales Price".) Class B Shares are subject to ongoing distribution fees at an annual rate of up to 1.00% of a Fund's average daily net assets attributable to its Class B Shares. These ongoing fees, which are higher than those charged on Class A Shares, will cause Class B Shares to have a higher expense ratio and pay lower dividends than Class A Shares.



Eight years after purchase, Class B Shares will convert automatically to Class A Shares. The conversion relieves a shareholder of Class B Shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged.


The conversion from Class B Shares to Class A Shares takes place at net asset value, so you receive dollar-for-dollar the same value of Class A Shares as you had of Class B Shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. As a result of the conversion, the converted shares are relieved of the distribution fees borne by Class B Shares, although they are subject to the distribution fees borne by Class A Shares.


Class B Shares of a Fund acquired through a reinvestment of dividends or distributions from that Fund (as discussed under "Dividends and Distributions") are also converted at the earlier of two dates--eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Class B Shares that were not acquired through reinvestment of dividends or distributions. For example, if you make a one-time purchase of Class B Shares of a particular Fund, and subsequently acquire additional Class B Shares of that Fund only through reinvestment of dividends and/or distributions from that Fund, all of your Class B Shares in that Fund, including those acquired through reinvestment, will convert to Class A Shares of that Fund on the same date.



Considerations in Choosing Between Class A and Class B Shares


The decision as to which share class may be more beneficial for you depends, in part, on the amount and intended length of your investment. Due to the lower ongoing distribution fees on Class A Shares, the dividends for those shares will be higher than the Class B Shares. However, since a front-end sales charge is deducted from your purchase at the time of your investment, not all of your purchase amount will purchase shares. Thus, the same initial investment will purchase more Class B Shares than Class A Shares of the same Fund. In addition, Class B Shares are subject to a contingent deferred sales charge.

Since large investors may qualify for a reduced front-end sales charge (see "Shareholder Services--Front-End Sales Charge Reductions"), such investors should consider making their purchase in Class A Shares.



Because of these possible front-end sales charge reductions, purchases in excess of $100,000 may be more advantageous to you if made in Class A Shares rather than Class B Shares. In any event, The Pilot Funds will not accept any order of $250,000 or more for Class B Shares. In addition, regardless of whether you qualify for a reduced front-end sales charge, if you expect to hold your investment for an extended period of time, you might still consider purchasing Class A Shares because the accumulated higher ongoing expenses, together with the contingent deferred sales charge, of the Class B Shares will exceed the amount of the front-end sales charge and ongoing distribution fees related to Class A Shares.


On the other hand, you might decide, because you would be subject to higher front-end charges or for other reasons, that it would be more advantageous for you to have all of your purchase amount invested immediately in Fund shares, even though you would also be subject to higher ongoing distribution fees. These higher ongoing fees might be offset by any return you receive from the additional shares you originally purchased as a result of not having to pay a front-end sales charge. You should note however, that a Fund's future returns cannot be predicted, and that there is no assurance that such returns, if any, would compensate for those higher ongoing expenses. You should also remember that you would be subject to any applicable contingent deferred sales charge during the first six years of your investment in Class B Shares.


If You Have Questions



If you are investing in The Pilot Funds through an account with Boatmen's Investment Services, Inc. or another Service Organization, you should speak directly with your assigned Account Representative or contact person at such organization. If you are a direct investor with The Pilot Funds and need assistance with your account, a Pilot Funds service representative is available to answer your questions by calling the appropriate toll-free numbers listed below.


CALL FOR INFORMATION


800/71-PILOT         Regarding the Funds' investment
8:00 am to 7:00 pm   objectives and policies or for
Central time         information about opening an
                     account (including information
                     regarding the Funds' alternative
                     purchase options). Information
                     on changing your Pilot Funds'
                     services, and Statements of
                     Additional Information, are also
                     available at this number.
800/227-3654         To obtain your account balance
7:30 am to 4:00 pm   or to request a telephone
Central time         transaction.



With respect to telephone transactions, The Pilot Funds and its service contractors will employ reasonable procedures to ensure that instructions communicated by phone are genuine; if these procedures are not followed, The Pilot Funds or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmation to shareholders of telephone transactions, verifying the account name and a shareholder's account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account. Each party who establishes an account directly with The Pilot Funds automatically has the ability to engage in telephone transactions unless that party elects otherwise.


The Pilot Funds will send you the following statements and reports to provide you with current information on the status of your account:


Confirmation Statements   After every transaction
                          (other than an Automatic
                          Investment Plan transaction
                          or dividend credit) that
                          affects your account balance
                          or your account
                          registration.
Account Statements        On a quarterly basis
                          detailing year to date
                          activity for each of your
                          accounts.
Financial Reports         Every six months. To reduce
                          The Pilot Funds' expenses,
                          only one copy of most Fund
                          reports will be mailed to
                          your household, even if you
                          have more than one account
                          in a Fund.

HOW TO BUY SHARES


This section provides you with pertinent information on how to buy Fund shares. Further information can be found under "Transaction Rules". Before investing you will need to decide whether to purchase Class A Shares (which are sold with a front-end sales charge) or Class B Shares (which are sold without a front-end sales charge but are subject to a contingent deferred sales charge). See "Your Alternative Purchase Options".


                                   MINIMUM INVESTMENT
                                  ---------------------
                                  TO OPEN   ADDITIONAL
                                  ACCOUNTS  INVESTMENTS
                                  -------   -----------
Regular Account.................. $1,000       $ 100
Automatic Investment Plan........ $  100       $ 100
Employee*--Regular Accounts...... $  500       $ 100
Employee*--Automatic Investment   $  100       $  50
  Plan...........................
Tax-Sheltered Retirement Plans... $  500       $  50
Exchange Transactions............ $1,000       $ 500

*Applies to employees of the Adviser and its affiliates.


OPENING AND ADDING TO YOUR


PILOT FUNDS ACCOUNT


As described above under "Getting Your Investment Started," you may purchase Fund shares through Boatmen's Investment Services, Inc. or another Service Organization. Direct investments in The Pilot Funds may also be made in a number of different ways, as shown in the following chart. Simply choose the method that is most convenient for you. Any questions you have can be answered by calling the appropriate toll-free number indicated above under "If You Have Questions".

                               TO OPEN            TO ADD TO AN
                              AN ACCOUNT          ACCOUNT HELD
                            DIRECTLY WITH        DIRECTLY WITH
                           THE PILOT FUNDS      THE PILOT FUNDS
                         -------------------- --------------------
By Mail to:              -- Complete an       -- Make your check
The Pilot Funds,           Account              payable to the
c/o BISYS Fund Services    Application and      particular Fund in
Dept. L-1709               mail it, along       which you are
Columbus, OH 43260-1709    with a check         investing and mail
                           payable to the       it to the address
                           Fund in which you    on the left.
                           are investing, to
                           the address on the -- Please include
                           left.                your account number
                                                on your check.
                                              -- Or use the
                                                convenient form
                                                attached to your
                                                regular Fund
                                                statement.

                               TO OPEN            TO ADD TO AN
                              AN ACCOUNT          ACCOUNT HELD
                            DIRECTLY WITH        DIRECTLY WITH
                           THE PILOT FUNDS      THE PILOT FUNDS
                         -------------------- --------------------
In Person to:            -- Deliver the       -- Deliver your
BISYS Fund Services        Account              check payable to the
3435 Stelzer Road          Application and      particular Fund in
Columbus, OH 43219-3035    your check payable   which you are
                           to the particular    investing to the
                           Fund in which you    address on the
                           are investing to     left.
                           the address on the
                           left.              -- Please include
                                                your account number
                                                on your check.
By Wire to:              -- Ask your bank to  -- Ask your bank to
Call 1-800-71-PILOT        send immediately     wire immediately
for Wire Instructions.     available funds by   available funds as
                           wire.                described at left,
                                                except that the
                         -- The wire should     wire should note
                           say that you are     that it is to make
                           opening a new Fund   a subsequent
                           account (if an       purchase rather
                           Account              than to open a new
                           Application Form     account.
                           is not received
                           for a new account  -- Please include
                           within 30 days       your Fund account
                           after the wire is    number.
                           received,
                           dividends and
                           redemption
                           proceeds from the
                           account will be
                           subject to back-up
                           withholding). The
                           wire should say
                           that the purchase
                           is to be in your
                           name.

                         -- Include your
                           name, address and
                           taxpayer
                           identification
                           number. Indicate
                           the name of the
                           Fund in which you
                           are investing.
                           Investors should
                           also indicate
                           share class
                           selection.
Consult your bank for information on remitting funds by wire and associated bank charges.

Automatic Investment     -- You must first    -- Call
(allows regular            complete an          800/71-PILOT to
investment without         Account              find out how to
ongoing paperwork)         Application and      set up this
                           select the Automatic service.
                           Investment Plan
                           option.            -- Additional
                                                purchases will
                         -- Call                then automatically
                           800/71-PILOT for     be made as
                           more information.    directed by you.


Explanation of Sales Price

The public offering price for each class of shares is based upon net asset value per share plus, in the case of Class A

Shares, a front-end sales charge. Net asset value per share for each class of each Fund will be determined by adding the value of the Fund's investments, cash and other assets attributable to the class, subtracting the Fund's liabilities attributable to that class, and then dividing the result by the number of shares in the class that are outstanding. The assets of each Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. Debt securities held by these Funds that have sixty days or less until they mature are valued at amortized cost, which generally approximates market value.

The per share net asset values of Class A Shares and Class B Shares will diverge due to the different distribution expenses borne by the classes. More information about valuation can be found in the Funds' Statement of Additional Information, which is available upon request.


Net asset value is computed as of 3:00 P.M., Central time, on all days the New York Stock Exchange (the "Exchange") is open for trading, which is Monday through Friday except for scheduled Exchange holidays. On those days when the Exchange closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.


Class A Shares: The Front-End Sales Charge Option. The front-end sales charge for Class A Shares of Pilot Growth Fund and Pilot Diversified Bond Income Fund begin at 4.50% and 4.00%, respectively, and may decrease as the amount you invest in Class A Shares increases, as shown in the following two charts:


                                     PILOT GROWTH FUND
                          ---------------------------------------
                               PER SHARE
                           AS A PERCENTAGE OF        DEALERS
                          --------------------   REALLOWANCE AS A
                          OFFERING   NET ASSET    PERCENTAGE OF
  AMOUNT OF TRANSACTION    PRICE       VALUE      OFFERING PRICE
------------------------- --------   ---------   ----------------
Less than $100,000.......   4.50        4.71           4.00
$100,000 to $249,999.....   3.75        3.90           3.25
$250,000 to $499,999.....   3.00        3.09           2.50
$500,000 to $999,999.....   2.00        2.04           1.75
$1,000,000 to               1.00        1.01           0.90
  $2,499,999.............
$2,500,000 and over......   0.00        0.00           0.00

                            PILOT DIVERSIFIED BOND INCOME FUND
                          ---------------------------------------
                               PER SHARE
                           AS A PERCENTAGE OF        DEALERS
                          --------------------   REALLOWANCE AS A
                          OFFERING   NET ASSET    PERCENTAGE OF
  AMOUNT OF TRANSACTION    PRICE       VALUE      OFFERING PRICE
------------------------- --------   ---------   ----------------
Less than $100,000.......   4.00        4.17           3.50
$100,000 to $249,999.....   3.25        3.36           2.75
$250,000 to $499,999.....   2.50        2.56           2.00
$500,000 to $999,999.....   1.50        1.52           1.25
$1,000,000 to               1.00        1.01           0.90
  $2,499,999.............
$2,500,000 and over......   0.00        0.00           0.00


It is possible that the dealers reallowance shown in the tables above may change over time. Further reductions in the sales charges shown above are also possible -- please see "Shareholder Services -- Sales Charge Reductions".


Class B Shares: The Contingent Deferred Sales Charge Option. Although you pay no front-end sales charge on Class B Shares, if you redeem those shares within six years after the date you purchased them, the shares will be subject to a contingent deferred sales charge at the rates set forth in the charts below. The sales charge is charged on the lesser of the net asset value on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is charged on any increase in the principal value of your shares.

The amount of any contingent deferred sales charge will be different depending on the number of years that elapse between the time you pay for Class B Shares and the time those shares are redeemed. Solely for purposes of determining the number of years from the time of payment for your share purchase, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


                   PILOT GROWTH FUND
--------------------------------------------------------
                                    CONTINGENT DEFERRED
                                       SALES CHARGE
                                    (AS A PERCENTAGE OF
         NUMBER OF YEARS           DOLLAR AMOUNT SUBJECT
      ELAPSED SINCE PURCHASE          TO THE CHARGE)
---------------------------------- ---------------------
One...............................          4.50%
Two...............................          4.00%
Three.............................          3.50%
Four..............................          3.00%
Five..............................          2.50%
Six...............................          1.75%
After Six Years...................          0.00%



           PILOT DIVERSIFIED BOND INCOME FUND
--------------------------------------------------------
                                    CONTINGENT DEFERRED
                                       SALES CHARGE
                                    (AS A PERCENTAGE OF
          NUMBER OF YEARS          DOLLAR AMOUNT SUBJECT
      ELAPSED SINCE PURCHASE          TO THE CHARGE)
--------------------------------------------------------
One................................          4.00%
Two................................          3.50%
Three..............................          3.00%
Four...............................          2.50%
Five...............................          2.00%
Six................................          1.25%
After Six Years....................          0.00%



When you sell your Class B Shares, your order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those shares that are not subject to a contingent deferred sales charge (i.e., shares held longer than six years and shares that were acquired through reinvestment of dividends or distributions or that qualify for other deferred sales charge waivers) and after that from the Class B Shares you have held the longest.


For example, assume you purchased 100 Class B Shares at $10 a share (for a total cost of $1,000), three years later the shares have a net asset value of $12 per share and during that time you acquired 10 additional shares through dividend reinvestment. If you then make your first redemption of 50 shares (resulting in proceeds of $600, 50 shares x $12 per share), the first 10 shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 shares redeemed, the contingent deferred sales charge is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 you received from selling your shares will be subject to the contingent deferred sales charge, at a rate of 3.50% for Pilot Growth Fund or 3.00% for Pilot Diversified Bond Income Fund, the applicable rate in the third year after purchase. The proceeds from the contingent deferred sales charge that you may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class B Shares. The contingent deferred sales charge, along with the ongoing distribution fees paid with respect to Class B Shares, enables those shares to be purchased without the imposition of a front-end sales charge.



HOW TO SELL SHARES



The Pilot Funds makes it easy to sell, or "redeem" your shares. If you purchased your shares through an account at Boatmen's Investment Services, Inc. or another Service Organization, you may redeem shares in accordance with the instructions pertaining to that account. If you purchased your shares directly from The Pilot Funds, you have the ability to redeem shares by any of the methods described below. Requests must be signed by you and by each other owner of the account (for joint accounts). Except for a contingent deferred sales charge that may be charged on Class B shares, The Pilot Funds imposes no charges when you redeem shares.



                                HOW TO             ADDITIONAL
                            REDEEM SHARES         LIMITATIONS
                         -------------------- --------------------
By Mail to:              -- Send a signed     -- Requests greater
The Pilot Funds,           request (each        than $50,000 per
c/o BISYS Fund Services    owner, including     day must be
Dept. L-1709               each joint owner,    signature
Columbus, OH 43260-1709    must sign) to the    guaranteed.
                           Transfer Agent at
                           the address on the -- You should refer
                           left.                to "Transaction
                                                Rules" below for
                         -- Be sure to          additional
                           include both the     limitations.
                           name of the
                           particular Fund
                           whose shares you
                           are selling and
                           your account
                           number.
By Wire:                 -- After you have    -- The Transfer
                           signed up for wire   Agent may act upon
                           redemption           such a request
                           privileges on the    from any person
                           Account              representing
                           Application, you     himself or herself
                           may instruct the     to be you and
                           Transfer Agent to    reasonably
                           wire your            believed by the
                           redemption           Transfer Agent to
                           proceeds to your     be genuine.
                           bank account by
                           sending a request  -- The transaction
                           in writing or by     amount must be a
                           phone                $1,000 minimum.
                           (800/71-PILOT).
                                              -- This privilege
                                                may be subject to
                                                limits regarding
                                                frequency and
                                                overall amount.
In Person to:            -- Deliver your      -- Requests must be
BISYS Fund Services        written request      signed by each
3435 Stelzer Road          directly to the      owner, including
Columbus, OH 43219-3035    Transfer Agent at    each joint owner.
                           the address on the
                           left.              -- Requests greater
                                                than $50,000 per
                                                day must be
                                                signature
                                                guaranteed.
Automatic Withdrawal     -- Withdrawals begin -- Your account must
(permits automatic         after you have       have a total net
withdrawal of              signed up for this   asset value of at
pre-arranged amount)       service (either on   least $5,000.
                           the account
                           application or in  -- The transaction
                           a subsequent         amount must be at
                           letter to the        least a $50
                           Transfer Agent).     minimum.
                         -- Call
                           800/71-PILOT for
                           more information.



Redemption requests are processed when received in proper form by The Pilot Funds at the net asset value per share next determined after such receipt (subject to the contingent deferred sales charge for Class B Shares).

TRANSACTION RULES


THE PURCHASE PROCEDURES differ depending on whether you place your order directly with The Pilot Funds or use Boatmen's Investment Services, Inc. or another Service Organization.



IF YOU PLACE AN ORDER FOR FUND SHARES directly with the Fund, in proper form and accompanied by payment, it will be processed upon receipt by the Transfer Agent. An order in proper form will also be processed upon receipt by the Transfer Agent where Boatmen's Investment Services, Inc. or another Service Organization undertakes to pay for the order in immediately available funds wired to the Transfer Agent by the close of business the next Business Day. If the Transfer Agent receives your order and, where required, payment by 3 p.m., Central time, your shares will be purchased at the public offering price calculated on that day. Otherwise, your shares will be purchased at the public offering price determined as of 3 p.m., Central time, on the next Business Day.



IF YOU PLACE AN ORDER FOR FUND SHARES THROUGH BOATMEN'S INVESTMENT SERVICES, INC. OR ANOTHER SERVICE ORGANIZATION, and you place your order in proper form on any Business Day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 3 p.m. Central time on that day, if Boatmen's Investment Services, Inc. or your other Service Organization then sends your order to the Transfer Agent before the end of its Business Day (which is normally 4 p.m. Central time). Boatmen's Investment Services, Inc. or your other Service Organization must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price within five business days.



WIRE PURCHASES AND REDEMPTIONS. If you purchase shares by wire, you must file an Account Application before any of those shares can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information about sending and receiving funds by wire, including any charges by your bank for these services. The Pilot Funds may decide at any time to no longer permit wire redemptions.



MISCELLANEOUS PURCHASE INFORMATION. You must specify at the time of investment whether you are purchasing Class A Shares or Class B Shares. Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Share certificates will not be issued. If your check does not clear, a fee may be imposed by the Transfer Agent. The minimum initial investment in the Fund by employees of Boatmen's or its affiliates is $500. The minimum amount required for subsequent investments is $100, except in connection with certain investment programs.



MISCELLANEOUS REDEMPTION INFORMATION. The Pilot Funds usually makes payment for the shares that you redeem within Three Business Days after it receives your request in proper form. SHARES PURCHASED BY CHECK FOR WHICH A REDEMPTION REQUEST HAS BEEN RECEIVED WILL NOT BE REDEEMED UNLESS THE CHECK PAYMENT USED FOR INVESTMENT HAS CLEARED, WHICH MAY TAKE UP TO SEVEN BUSINESS DAYS.


When redeeming shares in the Funds, you should indicate whether you are redeeming Class A Shares or Class B Shares. If you own Class A Shares and Class B Shares of the same Fund, Class A Shares will be redeemed first unless you request otherwise.


Certain types of redemption requests will need to include a signature guarantee for each name in which the account is registered. Signature guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day,
(ii) any amount if the redemption proceeds are to be sent elsewhere than the address of record on The Pilot Funds' books, or (iii) an amount of $50,000 or less if the address of record has been on The Pilot Funds' books for less than sixty days, although the Transfer Agent reserves the right to require signature guarantees on all redemptions. Signature guarantees are designed to protect both you and The Pilot Funds from fraud. To obtain a signature guarantee you should visit a bank, trust company, credit union, savings association, broker-dealer or other member of a national securities exchange, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee".


If you experience difficulty in contacting the Transfer Agent to redeem shares by phone, for example because of unusual market activity, you are urged to consider redeeming your shares by mail or in person.


THE VALUE OF SHARES THAT ARE REDEEMED IN A FUND may be more or less than their original cost, depending on the Fund's current net asset value. In addition, if you are redeeming Class B Shares you may be subject to a contingent deferred sales charge, which will be deducted from the proceeds of your redemption.



THE PILOT FUNDS RESERVES THE RIGHT TO INVOLUNTARILY REDEEM AN ACCOUNT (other than a tax-sheltered retirement plan account) if, after thirty days' written notice, the account's net asset value falls and remains below a $1,000 minimum due to share redemptions and not market fluctuations.

In unusual circumstances The Pilot Funds may make payment in readily marketable portfolio securities at their market value equal to the redemption price.


In certain situations or for certain individuals or entities, the front-end sales charge for Class A Shares of the Funds may be waived either because of the nature of the investor or the reduced sales efforts required to attract such investments. In order to receive the sales charge waiver, you must explain the status of your investment at the time of purchase. No sales charge is charged on reinvested dividends or distributions. Likewise, there is no front-end sales charge on (1) any purchase by Boatmen's, BISYS, any of their affiliates or their respective officers, partners, directors or employees (including retired employees), any Trustee or officer of The Pilot Funds and designated family members of any of the above individuals, (2) any purchase by any registered representative or full-time employee of broker-dealers or Service Organizations having agreements with the Distributor pertaining to the sale and/or servicing of Fund shares (and their spouses and minor children) to the extent permitted by such organizations, (3) any purchase by any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission, (4) any purchase by a registered investment adviser who is purchasing shares for its own account or for accounts for which it is authorized to make investment decisions (i.e., a discretionary account), (5) any shares issued in connection with reorganizations with or acquisitions of the assets of other organizations, (6) under certain circumstances, any purchase of shares pursuant to the Reinstatement Privilege described below under "Shareholder Services", (7) under certain circumstances, any purchase of shares as a result of the Cross-Reinvestment Privilege described below under "Shareholder Services", (8) under certain circumstances, any purchase of Fund shares with the proceeds from a recent redemption of shares of any other non-money market investment portfolio of another investment company, provided that any purchase must be made within 60 days of such redemption and that a copy of the account statement showing such redemption must accompany the purchase request, (9) any purchase of shares offered through a registered broker-dealer as part of a wrap product, (10) exchanges where the shares being exchanged are non-money market fund shares that came from the distribution of assets held in a qualified trust agency or custodian account maintained with Boatmen's or its affiliates, (11) any purchase of Fund shares by a shareholder who purchased Class A Shares of the Pilot International Equity Fund for an account prior to June 1, 1994 and who qualified for a reduced sales charge on its purchases made prior to that date, and who has continuously held shares of the Fund, and (12) any purchase of Fund shares by a shareholder who was a record or beneficial holder of shares of Kleinwort Benson International Equity Fund, a series of Kleinwort Benson Investment Strategies, on July 12, 1993, and who became directly or indirectly a beneficial owner of the Pilot International Equity Fund (the "Fund") as a result of a reorganization between the two funds (the "Reorganization"), and who has continuously held shares of the Pilot International Equity Fund. For more information or to determine eligibility for any of these waivers, contact The Pilot Funds at 800/71-PILOT.



CERTAIN TYPES OF REDEMPTIONS MAY ALSO QUALIFY FOR AN EXEMPTION FROM THE CONTINGENT DEFERRED SALES CHARGE. To receive one of the first three exemptions listed below, you must explain the status of your redemption at the time you redeem your shares. The contingent deferred sales charge with respect to Class B Shares is not charged on (1) exchanges described under "Shareholder Services
-- Exchange Privileges"; (2) redemptions in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code); and
(4) involuntary redemptions as a result of an account's net asset value remaining below $1,000 after thirty days' written notice. In addition, no contingent deferred sales charge is charged on shares acquired through the reinvestment of dividends or distributions.



YOUR PILOT FUND ACCOUNT


SHAREHOLDER SERVICES

The Pilot Funds provides a variety of ways to make managing your investments more convenient. Some of these methods require you to request them on your Account Application or you may request them after opening an account by sending a signature guaranteed letter of instruction to the Transfer Agent.

TAX-SHELTERED RETIREMENT PLANS


The Funds are available for investment by tax-sheltered retirement plans, including Individual Retirement Accounts. See your Account Representative for details on eligibility and other information. Consult your tax adviser with specific reference to your own situation. No minimum initial investment or additional investment requirement applies to purchases in connection with tax-sheltered retirement plans.

EXCHANGE PRIVILEGES AMONG THE PILOT FUNDS


If you have purchased shares directly from The Pilot Funds, you may sell your Fund shares and buy other shares of The Pilot Funds by calling the Transfer Agent at 800/71-PILOT or sending a written exchange request to the Transfer Agent at The Pilot Funds, c/o BISYS Fund Services, Dept. L-1709, Columbus, OH 43260-1709. If you have purchased shares through an account at Boatmen's Investment Services, Inc. or another Service Organization, you may sell your Fund shares and buy shares of the other Pilot Funds in accordance with the procedures applicable to your account. Specifically, Class A Shares of a Fund may be exchanged for Class A Shares of any other Fund and Class B Shares of a Fund may be exchanged for Class B Shares of any other Fund. Class A Shares purchased with a front-end sales charge may be exchanged without the need to pay any additional front-end charge on the shares acquired through the exchange. Class B Shares may be exchanged without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemption of Class B Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.



If you have a qualified trust, agency or custodian account with Boatmen's or its affiliates, and your shares are to be held in that account, you may also exchange your current Class A Shares in a Fund for Pilot Shares in the same Fund. Pilot Shares are subject to the same shareholder transaction expenses as Class A Shares except that Pilot Shares are not subject to a front end sales charge. Pilot Shares are subject to the same annual fund operating expenses as those for Class A Shares except that Pilot Shares make no annual Rule 12b-1 Distribution payments. In addition, the procedures for effecting transactions in Fund shares and other features related to the servicing and maintenance of a Fund account may differ for Pilot Shares of the Fund from those applicable to Class A Shares depending on the terms of the shareholder's qualified trust, agency, or custodian relationship with Boatmen's or its affiliate. For more information on holding Pilot Shares of the Funds, please see the prospectus for Pilot Shares which can be obtained by calling 1/800 71-PILOT and consult the institution (Boatmen's or an affiliate) which will maintain the account holding the Pilot Shares received by exchanging Class A Shares.



For investors holding their shares directly, a minimum initial investment of $1,000 must be made to establish an account into which exchange proceeds will be invested. The minimum amount required for any subsequent exchanges into the newly established account is $100. Exchanges may have tax consequences. Please consult your tax adviser for further information.


If you are opening a new account in a different Fund by exchange, the shares being exchanged must be at least equal in value to the minimum investment for the Fund in which the account is being opened. The particular class of shares you are exchanging into must be registered for sale in your state.

Additional information regarding exchanges can be obtained by reading the Statement of Additional Information. The Exchange Privilege may be modified or terminated at any time. At least 60 days' notice will be given to shareholders of any material modification or termination of the Exchange Privilege except where notice is not required by the Securities and Exchange Commission.


A shareholder who purchased Class A Shares of the Pilot International Equity Fund (the "International Equity Fund") as part of a wrap fee program and who has continuously held shares of that Fund, may exchange Class A Shares in the International Equity Fund for Class A shares of any other fund in the Pilot Family of Funds without paying any front-end sales charge on the shares acquired through the exchange.



A shareholder who purchased Class A Shares of the International Equity Fund for an account prior to June 1, 1994 and who qualified for a sales charge exemption or waiver on its purchases made prior to that date, and who has continuously held shares of that Fund, may exchange Class A Shares in the International Equity Fund for Class A shares of any other fund in the Pilot Family of Funds without paying any front-end sales charge on the shares acquired through the exchange after such date so long as (i) such account remains open on the books of the Trust or (ii) such investor continues to qualify for one of the sales load exemptions described above.


A shareholder who was a record or beneficial holder of shares of Kleinwort Benson International Equity Fund, a series of Kleinwort Benson Investment Strategies, and who became directly or indirectly a beneficial owner of shares of the International Equity Fund as a result of a reorganization between the two funds, and who has continuously held shares of the International Equity Fund, may exchange Class A Shares or Class A shares of any fund in the Pilot Family of Funds for Class A shares of any other fund without paying a front-end sales charge on the shares acquired through the exchange after July 12, 1993 so long as such account remains open on the books of the Trust.

AUTOMATIC INVESTMENT PLAN


(requires your request)


One easy way to pursue your financial goals is to invest money regularly. The Pilot Funds offers the Automatic Investment Plan -- a convenient service that lets you transfer money from your bank account into your Fund account automatically, on a schedule of your choice.


At your option, your bank account will be debited in a particular amount that you have specified, and Fund shares will be automatically purchased at regular intervals. Your bank account must be a checking, NOW or bank money market account maintained at a domestic financial institution which is an Automated Clearing House member. Your institution must also permit automated withdrawals (which may be subject to a fee by that institution). A minimum initial investment of $100 is required for Automatic Investment Plans and the minimum amount required for subsequent investments is $100. The minimum amount required for subsequent investments as part of the Plan for employees of Boatmen's or its affiliates is $50.



The Automatic Investment Plan is one means by which you may use "DOLLAR COST AVERAGING" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Funds whose price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help you to reduce your average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. You should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be a good way to invest for retirement, a home, educational expenses and other long-term financial goals.


You may cancel your automatic investments or change the amount of purchase at any time by mailing written notification to the Transfer Agent at The Pilot Funds, c/o BISYS Fund Services, Dept. L-1709, Columbus, OH 43260-1709. You may also implement the Dollar Cost Averaging method on your own initiative. The Pilot Funds may modify or terminate the Automatic Investment Plan at any time or charge a service fee, although no such fee currently is contemplated.


AUTOMATIC WITHDRAWAL PLAN


(requires your request)


The Pilot Funds offers a convenient way of withdrawing funds from your investment portfolio. You may request regular monthly, quarterly, semi-annual or annual withdrawals in any amount above $50 provided the particular Fund account you are withdrawing from has a minimum current balance of at least $5,000. The automatic withdrawal will be made on the first or fifteenth day of the month. Purchases of additional shares concurrently with withdrawals are ordinarily not advantageous for share classes that charge a sales charge. Use of the Plan may also be disadvantageous for Class B Shares during the first six years a share is held, due to the potential need to pay a contingent deferred sales charge.


FRONT-END SALES CHARGE REDUCTIONS


YOU MAY BE ENTITLED TO LOWER FRONT-END SALES CHARGES ON CLASS A SHARES OF THE FUNDS THROUGH RIGHT OF ACCUMULATION, STATEMENT OF INTENTION AND QUANTITY DISCOUNTS.


Right of Accumulation. When buying Class A Shares, your current aggregate investment determines the amount of any front-end sales charge that you pay. If your current aggregate investment in Class A Shares accumulates to $100,000 or beyond, the sales percentage charged to you on subsequent investments is decreased as shown in the Section entitled "Class A Shares: The Front-End Sales Charge Option". Your current aggregate investment is the accumulated combination of your immediate investment along with the shares that you beneficially own in any Fund on which you paid a front-end sales charge (including shares that carry no front-end sales charge but were obtained through an exchange and can be traced back to shares that were acquired with such a charge).


EXAMPLE


If you beneficially own Class A Shares of a Fund or shares of The Pilot Funds' money market funds that can be traced back to the purchase of shares carrying a front-end sales charge (or any combination of such shares) with an aggregate value of $90,000 and then buy Class A Shares of another fund in the Pilot Family of Funds with a current value of $10,000, you would pay the front-end sales charge applicable to a $100,000 purchase in that other fund.


To qualify for a reduced front-end sales charge, you or your Service Organization must notify the Transfer Agent at the time of investment. The reduced sales charge is subject to confirmation of your holdings through a check of appropriate records.

Statement of Intention. This Statement provides the means for you to receive a reduced front-end sales charge on all of your investments in Class A Shares, whether they are made in one or more transactions. The Statement of Intention is your commitment to acquire an aggregate investment for $100,000 or more. You should read the Statement of Intention, which you can obtain by calling 800/71-PILOT, as you will be bound by its terms.

While signing a Statement of Intention does not bind you to purchase, or The Pilot Funds to sell, the full amount indicated at the front-end sales charge in effect at the time of signing, you must complete the intended purchase to obtain the reduced sales charge.

When you sign a Statement of Intention, the Transfer Agent is authorized to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales load on the amount actually invested. After the terms of the Statement of Intention are fulfilled, the escrow will be released.

Within a 13-month period beginning up to 90 days prior to the date of its execution, the Class A Shares you purchase may be used as a credit toward the completion of the Statement of Intention. The investments you make during the period receive the discounted sales charge based on the full amount of your investment commitment. A shareholder may include the value of all Class A Pilot Funds shares on which a sales load has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made to reflect any reduced front-end sales charge applicable to shares purchased only during the 90-day period prior to the submission of your Statement of Intention.

If your aggregate investment exceeds the amount indicated in your Statement, an adjustment will be made to reflect any further reduced sales charge applicable to your excess investment. The adjustment will be in the form of additional Class A Shares credited to your account at the then current offering price applicable to a single purchase of the total amount of the total purchase.

Quantity Discounts. As you can see by looking at the table in the Section entitled "Class A Shares: The Front-End Sales Charge Option", larger purchases in Class A Shares may result in lower front-end sales charges to you. If requested, purchases by you, your spouse and your minor children will be combined when computing the applicable front-end sales charge.

CROSS-REINVESTMENT PRIVILEGE

You may want to have your dividends received from a Fund automatically invested in shares of any other Fund or any of The Pilot Funds' other investment portfolios. Investments will be made at a price equal to the net asset value of the acquired shares next determined after receipt of the distribution proceeds by the Transfer Agent. No sales load will be charged on such investments. In order to qualify for the Cross-Reinvestment Privilege, the value of your account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement. There are no subsequent investment requirements for amounts to which dividends are directed nor are service fees currently charged for effecting these transactions. The election to cross-reinvest dividends will not affect the tax treatment of such dividends, which will be treated as received by you and then used to purchase shares of the acquired fund.

REINSTATEMENT PRIVILEGE

If you are a Class A shareholder in a Fund, you may reinvest all or any portion of your redemption proceeds in Class A shares of any other Fund without paying a sales load. Shares so acquired will be purchased at a price equal to the net asset value next determined after the Transfer Agent receives a reinstatement request and payment. If you wish to use this privilege, you must submit a written reinstatement request to the Transfer Agent stating that you are eligible to use the privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption and the shares redeemed must have been held for at least 30 days before the redemption. The reinstatement privilege may be exercised once annually by a Class A shareholder, except that there is no such limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

Generally, exercising the reinstatement privilege will not affect the character of any gain or loss realized on a redemption for federal income tax purposes. However, if a redemption results in a loss, the reinstatement may result in the loss being disallowed under IRS "wash sale" rules. Also in certain instances, shareholders may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss. Consult your tax adviser for additional information.

DIVIDENDS AND DISTRIBUTIONS

Where do your dividends and distributions come from?


Dividends for each Fund are derived from its net investment income. For Pilot Diversified Bond Income Fund, it comes from the interest on the bonds and other investments that it holds in its portfolio. For Pilot Growth Fund, net investment income is made up of dividends received from the stocks it holds, as well as interest accrued on convertible securities, money market instruments and other debt obligations held in its portfolio.


The Funds realize capital gains when they sell a security for more than its cost. Each Fund may make distributions of its net realized capital gains, if any, after any reductions for capital loss carryforwards.

What are your dividend and distribution options?

Shareholders of record receive dividends and net capital gain distributions. You will automatically receive dividends and distributions in additional shares of the same share class of a Fund for which the dividend or distribution was declared, unless you specifically elect to receive payments in cash or elect the Cross-Reinvestment Privilege described above under "Shareholder Services". Your election and any subsequent change should be made in writing to: The Pilot Funds [name of Fund, including Class A or Class B Shares, as applicable], c/o BISYS Fund Services, Dept. L-1709, Columbus, OH 43260-1709.


Your election is effective for dividends and distributions with record dates (with respect to Pilot Growth Fund) or payment dates (with respect to Pilot Diversified Bond Income Fund) after the date the Transfer Agent receives the election.


When are dividends and distributions declared and paid?


                        DIVIDENDS          DIVIDENDS
         FUND          ARE DECLARED         ARE PAID
---------------------- ------------   --------------------
Pilot Growth Fund.....  Monthly       Monthly
Pilot Diversified Bond
  Income Fund (1).....  Daily         Monthly within five
                                      business days of
                                      month end



(1) Shares of Pilot Diversified Bond Income Fund begin earning dividends the first Business Day after acceptance of the purchase order for which The Pilot Funds' custodian has received payment and stop earning dividends the Business Day such shares are redeemed.



With respect to Pilot Diversified Bond Income Fund, if all of an investor's shares in a particular share class are redeemed, the Fund will make a cash payment of any accrued dividends within five business days after redemption.


Net capital gain distributions for each of the Funds, if any, are distributed at least annually after any reductions for capital loss carryforwards.

The dividends and distributions paid by each Fund on its Class A and Class B Shares are calculated in the same manner, but because of the differing distribution expenses borne by the different share classes, the dividends on those classes are expected to differ.


DISTRIBUTION AND SERVICE ARRANGEMENTS


The Pilot Funds has adopted Distribution Plans for its Class A and Class B
Shares.


UNDER THESE PLANS THE DISTRIBUTOR RECEIVES PAYMENTS FOR DISTRIBUTION AND SUPPORT SERVICES. The Distribution Plan for Class A Shares authorizes payments to the Distributor and Service Organizations for personal services provided to Class A shareholders and/or the maintenance of shareholder accounts. Payments under the Distribution Plan for Class B Shares will also be used to pay for sales commissions and other fees payable to the Distributor and to Service Organizations and other broker-dealers who sell Class B Shares, and may include interest on such amounts that are not initially repaid by The Pilot Funds.



PAYMENTS UNDER THE DISTRIBUTION PLAN FOR CLASS A SHARES MAY NOT EXCEED 0.25% (on an annual basis) of the average daily net asset value of the shares to which such Plan relates. If more money is due the Distributor than it can collect in any month because of this limitation, the unpaid amount may be carried forward until it can be paid. Similarly, if in any month the Distributor does not expend the entire amount to which it would otherwise be entitled, this amount may be used as a credit and drawn upon to permit the payment of expenses in the future. Neither of these amounts, however, is payable beyond the fiscal year in which they accrue.



DISTRIBUTION PAYMENTS UNDER THE DISTRIBUTION PLAN FOR CLASS B SHARES MAY NOT EXCEED 1.00% (on an annual basis) of the average daily net asset value of the Class B Shares. Not more than 0.25% of such value will be used to compensate Service Organizations for personal services provided to Class B shareholders and/or the maintenance of shareholder accounts. Not more than 0.75% of such value will be paid to the Distributor as reimbursement for commissions and transaction fees of up to 4.00% (which amount may change over time) of the net asset value per share of the Class B Shares purchased by clients of the

Distributor, Service Organizations and other broker-dealers who sell such Shares as well as expenses related to other promotional and distribution activities. The distribution payments under this Plan have been structured to provide you the option of purchasing Fund shares without the need to pay a front-end sales charge. The purpose and function of the contingent deferred sales charge and distribution fee for Class B Shares is the same as the front-end sales charge and distribution fee for Class A Shares. In both cases the sales charge and distribution fee are used to pay and provide compensation for the distribution of Fund shares.

Actual distribution expenses paid by the Distributor with respect to Class B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by a Fund or its Class B shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution Plan for Class B Shares is in effect.

Distribution payments under the Plans are subject to the requirements of a rule under the Investment Company Act of 1940 known as Rule 12b-1. The distribution fee and any sales charge applicable to a particular class will not be used to assist the distribution of any other class.


From time to time, the Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds and other Funds of the Group. Compensation may include tickets to sporting and other entertainment events, gifts of merchandise, and financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Group, and/or other dealer-sponsored special events. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to exotic locations within or outside of the United States for meetings or seminars of a business nature. The Distributor, at its expense, currently conducts an annual sales contest for dealers in connection with their sales of Shares of the Funds. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.



IF YOU ARE A CLIENT OF BOATMEN'S INVESTMENT SERVICES, INC. OR ANOTHER SERVICE ORGANIZATION, YOU SHOULD NOTE that they may charge you a separate fee for administrative services in connection with investments in Fund shares and may impose minimum customer account and other requirements. These fees and requirements would be in addition to those imposed by the Funds under the Plans or otherwise. If you are investing through Boatmen's Investment Services, Inc. or another Service Organization, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Boatmen's Investment Services, Inc. and the other Service Organizations have the responsibility of transmitting purchase orders and required funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.


Investors may note that federal banking laws currently limit the securities activities of banks. It is possible that a bank might be prohibited from acting as a Service Organization in the future. If this were to happen, the bank's shareholder clients would be permitted by the Funds to remain shareholders. The Funds' method of operations might, however, change and such shareholders might not be able to avail themselves of the services provided by their banks. No adverse financial consequences are expected to occur to these shareholders from any such event.

THE PILOT FAMILY OF FUNDS


The Pilot Funds was organized on July 15, 1982 as a Massachusetts business trust under the name Centerland Fund. On June 1, 1994, its name was changed to The Pilot Funds. The Pilot Funds is a mutual fund of the type known as an "open-end management investment company." A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. The Agreement and Declaration of Trust permits the Board of Trustees of The Pilot Funds to create separate series or portfolios of shares. To date, fourteen portfolios have been established. The Agreement and Declaration of Trust also permits the Board of Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of an unlimited number of shares in each of three share classes (Class A Shares, Class B Shares and Pilot Shares) in the Funds. Each Fund is classified as a diversified company. Information regarding The Pilot Funds' other portfolios may be obtained by contacting The Pilot Funds or the Distributor.

Class A and Class B Shares of the Funds are described in this prospectus. These Funds also offer Pilot Shares solely to Boatmen's and its affiliated banks, acting on behalf of themselves and their customers. Pilot Shares are sold without a front-end or contingent deferred sales charge to qualified shareholders. For more information on Pilot Shares, call 800/71-PILOT. Shares of each class bear their pro rata portion of all operating expenses paid by the Funds, except certain payments under the Funds' Distribution Plans applicable only to Class A or Class B Shares.


Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund.


SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE HELD AND PROPORTIONATE FRACTIONAL VOTES FOR FRACTIONAL SHARES HELD. Shares of all the Pilot Fund portfolios vote together and not by class, unless otherwise required by law or permitted by the Board of Trustees. All shareholders of a particular Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement and fundamental investment policies. Only Class A shareholders, however, will vote on matters relating to the Distribution Plan for Class A Shares and only Class B shareholders will vote on matters relating to the Distribution Plan for Class B Shares.


THE PILOT FUNDS IS NOT REQUIRED TO AND DOES NOT CURRENTLY EXPECT TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS, ALTHOUGH SPECIAL MEETINGS MAY BE CALLED FOR PURPOSES SUCH AS ELECTING OR REMOVING TRUSTEES OR OTHER PURPOSES.

THE BUSINESS OF THE FUND

FUND MANAGEMENT

THE BUSINESS AFFAIRS OF THE PILOT FUNDS ARE MANAGED UNDER THE GENERAL SUPERVISION OF THE BOARD OF TRUSTEES.

SERVICE PROVIDERS


Adviser: BOATMEN'S TRUST COMPANY (referred to as "Boatmen's" or the "Adviser") manages the investment portfolio of each Fund, selecting the investments and making purchase and sale orders. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63178-4737.



Administrator: BISYS FUND SERVICES LIMITED PARTNERSHIP, (referred to as "BISYS"), is responsible for coordinating the Funds' efforts and generally overseeing the operation of the Funds' business. BISYS' principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.



Distributor: Each Fund's shares are sold on a continuous basis by the Distributor, PILOT FUNDS DISTRIBUTORS, INC. (referred to as the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of BISYS that is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.



Custodian: BOATMEN'S TRUST COMPANY (referred to as "Boatmen's") is responsible for holding the investments purchased by each Fund. Boatmen's has its principal offices at 100 North Broadway, St. Louis, Missouri 63178-4737.



Transfer Agent: BISYS FUND SERVICES, INC. (referred to as the "Transfer Agent") is the transfer and dividend disbursing agent of the Funds. It maintains the account records of all shareholders and administers the distribution of all income earned as a result of investing in the Funds. The Transfer Agent is located at 3435 Stelzer Road, Columbus, OH 43219-3035.


Fund Accountant: BISYS FUND SERVICES, INC. is the accounting agent responsible for preparing the Funds' financial statements and determining daily net asset value per share for the Funds.


MORE ABOUT BOATMEN'S. Founded in 1889, Boatmen's, a trust company organized under the laws of Missouri, provides a broad range of trust and investment services for individuals, privately and publicly held businesses, governmental units, pension and profit sharing plans and other institutions and organizations. As of December 31, 1995 Boatmen's and its affiliates managed nearly $77 billion in assets ($44 billion over which they had investment discretion and $33 billion over which they did not have investment discretion).



Boatmen's Bancshares, Inc., Boatmen's parent ("Bancshares"), is a registered bank holding company which owns substantially all of the outstanding capital stock of numerous commercial banks located in Arkansas, Illinois, Iowa, Kansas, Missouri, New Mexico, Oklahoma, Tennessee and Texas, a mortgage banking company, a credit life insurance company and a credit card bank. On August 30, 1996, Bancshares and NationsBank Corporation ("NationsBank") announced that they have entered into an agreement pursuant to which Bancshares will merge into NationsBank. The proposed merger is subject to a number of conditions, including approval by the appropriate regulatory authorities and by the shareholders of both Bancshares and NationsBank. If the proposed merger is consummated, Boatman's will become a wholly owned subsidiary of NationsBank.



If NationsBank and Bancshares consummate the proposed merger, Boatmen's will be permitted to continue serving as a Fund's investment adviser only if shareholders of the Fund approve a new advisory agreement with Boatmen's. It is currently anticipated that Fund shareholders will be asked to approve such new advisory agreements prior to consummation of the merger.



Set forth below is certain performance data relating to a trust fund of the Adviser (the "Commingled Fund"), which has been managed with full investment authority by the Adviser. This Commingled Fund has a substantially similar investment objective and uses similar investment strategies and techniques as will be used by Pilot Diversified Bond Income Fund.



THE PERFORMANCE INFORMATION SET FORTH BELOW REFLECTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF PILOT DIVERSIFIED BOND INCOME FUND, OR ANY OF THE OTHER INVESTMENT PORTFOLIOS OF THE PILOT
FUNDS. Performance will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



The Commingled Fund is not registered under the 1940 Act and therefore is not subject to certain investment restrictions imposed by the Act. If the Commingled Fund had been registered under the 1940 Act, its performance may have been adversely affected.



           PERFORMANCE FOR THE COMMINGLED FUND(1)
    SHOWING AVERAGE ANNUAL TOTAL RETURNS(2) FOR VARIOUS
                PERIODS ENDED JUNE 30, 1996
                           AS ADJUSTED         AS ADJUSTED
                           TO REFLECT          TO REFLECT
                             CLASS A             CLASS B
                         SHARES EXPENSES     SHARES EXPENSES
                         ---------------     ---------------
One Year................       -0.84%              -1.98%
                         ---------------     ---------------
Since Inception*........        5.13%               4.74%
                         ---------------     ---------------



*The Commingled Fund commenced operations
 January 1, 1992.



(1) The Commingled Fund consists of the Active Core Bond Fund, a collective investment trust, for which Boatmen's Trust Company serves as trustee.



(2) The average annual total returns are calculated in conformity with Securities and Exchange Commission guidelines. In addition, these returns are adjusted to reflect the performance that the Commingled Fund would have experienced if Class A and Class B shareholder transaction expenses and estimated operating expenses applicable to the Class A and Class B Shares had been incurred during the periods shown.



Boatmen's utilizes a team approach in managing Pilot Growth Fund.



Mr. Michael E. Kenneally, CFA, Senior Vice President and Director of Research for Boatmen's, is part of the team responsible for the day to day management of Pilot Growth Fund's investment activities. Mr. Kenneally currently oversees Boatmen's fundamental and quantitative research efforts as well as passive and quantitative investment management. His additional responsibilities include investment product development, international equity investment, and equity derivative strategies. Mr. Kenneally holds both a bachelor's degree in economics and an MBA in finance from the University of Missouri. He joined Boatmen's in 1983 as an equity analyst, later became a quantitative analyst, and subsequently worked as both a fixed-income portfolio manager and an equity portfolio manager. Mr. Kenneally is also a member of the Association for Investment Management and Research (AIMR) the St. Louis Society of Financial Analysts, the Chicago Quantitative Alliance, and the Society of Quantitative Analysts.



Mr. Daniel N. Ginsparg, Senior Portfolio Manager & Manager of Quantitative Research is part of the team responsible for the day to day management of Pilot Growth Fund's investment activities. Mr. Ginsparg is responsible for quantitative research applications and is involved in the management of Boatmen's Small Capitalization Equity Fund. Mr. Ginsparg received both his bachelor's degree and MBA from the University of Missouri. He joined Boatmen's in 1989 and is a member of the Chicago Quantitative Alliance, the Society of Quantitative Analysts, and the St. Louis Society of Financial Analysts.



The Fixed Income Committee of Boatmen's is primarily responsible for the day-to-day management of the investment portfolio of Pilot Diversified Bond Income Fund.



Although expected to be infrequent, Boatmen's may consider the amount of Fund shares sold by broker-dealers and others (including those who may be connected with Boatmen's) in allocating orders for purchases and sales of portfolio securities. This allocation may involve the payment of brokerage commissions or dealer concessions. Boatmen's will not engage in this practice unless the execution capability of and the amount received by such broker-dealer or other company is believed to be comparable to what another qualified firm could offer.



More About BISYS. BISYS is an Ohio corporation that was organized in 1987 to provide administrative services to mutual funds. BISYS is a wholly-owned subsidiary of

The BISYS Group, Inc. BISYS provides a wide range of such services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating or providing for the calculation of the net asset values of Fund shares and dividends and capital gain distributions to shareholders, and performing other administrative functions necessary for the smooth operation of the Funds. Certain officers of The Pilot Funds, namely Messrs. Martin Dean, George O. Martinez, William J. Tomko, Alaina Metz, Eugene Spurbeck and Bruce Treff, are also employees and/or officers of BISYS and the Distributor.



EXPENSES. In order to support the services described above, as well as other matters essential to the operation of the Funds, the Funds incur certain expenses. Expenses are paid out of a Fund's assets, and thus are reflected in a Fund's dividends and net asset value, but they are not billed directly to you or deducted from your account.



Boatmen's is entitled to advisory fees that are calculated daily and payable monthly at the annual rate of 0.75% of Pilot Growth Fund's average daily net assets and 0.55% of Pilot Diversified Bond Income Fund's average daily net assets.



Additionally, BISYS is entitled to an administration fee from The Pilot Funds which is calculated based on the net assets of all of the investment portfolios of The Pilot Funds combined. Under the Administration Agreement, each Fund pays its pro-rata share of an annual fee to BISYS, computed daily and payable monthly, of .115 of 1% of The Pilot Funds' average net assets up to $1.5 billion, .110 of 1% of The Pilot Funds' average net assets on the next $1.5 billion and .1075 of 1% of The Pilot Funds' average net assets in excess of $3 billion.



Operating expenses borne by the Funds include taxes; interest; fees and expenses of trustees and officers who are not also officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, BISYS or any of their affiliates; Securities and Exchange Commission fees; state securities registration and qualification fees; advisory fees; administration fees; charges of the custodian and of the transfer and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; costs of shareholder reports and meetings; and any extraordinary expenses. Each Fund also pays any brokerage fees, commissions and other transaction charges (if any) incurred in connection with the purchase and sale of its portfolio securities.


FEE WAIVERS. Expenses can be reduced by voluntary fee waivers and expense reimbursements by Boatmen's and the Funds' other service providers, as well as by certain mandatory expense limits imposed by some state securities regulators. However, as to any amounts voluntarily waived or reimbursed, the service providers retain the ability to be reimbursed by a Fund for such amounts prior to fiscal year end. These waivers and reimbursements would increase the yield to investors when made but would decrease yields if a Fund were required to reimburse a service provider.

TAX IMPLICATIONS

As with any investment, you should consider the tax implications of an investment in the Funds. The following is only a short summary of the important tax considerations generally affecting the Funds and their shareholders. You should consult your tax adviser with specific reference to your own tax situation.

YOU WILL BE ADVISED AT LEAST ANNUALLY REGARDING THE FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS MADE TO YOU.


FEDERAL TAXES. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (called the "Code"), meaning that to the extent a Fund's earnings are passed on to shareholders as required by the Code, the Fund itself generally will not be required to pay federal income taxes.


In order to so qualify, each Fund intends to pay as dividends at least 90% of its investment company taxable income. Investment company taxable income includes taxable interest, dividends and gains attributable to market discount on taxable as well as tax-exempt securities. To the extent you receive such a dividend based on either investment company taxable income or the excess of net short-term capital gain over net long-term capital loss, you would treat that dividend as ordinary income in determining your gross income for tax purposes, whether you received it in the form of cash or additional shares. Unless you are exempt from federal income taxes, the dividends you receive from each Fund will be taxable to you as ordinary income. Also, to the extent that a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction.

Any distribution you receive of net long-term capital gain over net short-term capital loss will be taxed as a long-term capital gain, no matter how long you have held Fund shares. If you hold shares for six months or less, and during that time receive a distribution that is taxable as a long-term capital gain, any loss you might realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier capital gain distribution.


Before you purchase shares of a Fund, you should consider the effect of any capital gain distributions (or if you are purchasing shares of the Pilot Growth Fund, you should consider both dividends and capital gain distributions) that are expected to be declared or that have been declared, but not yet paid. When a Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable distribution or dividend.


Any dividends declared by a Fund in October, November or December of a particular year and payable to shareholders during those months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, so long as the dividends are actually paid in January of the following year.


Shareholders in a Fund may realize a taxable gain or loss when redeeming, transferring or exchanging shares of a Fund, generally depending on the difference in the prices at which the shareholder purchased and sold the shares. This gain or loss will be long-term or short-term, generally depending on how long the shareholder held the shares.


Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Further information relating to tax consequences is contained in the Statement of Additional Information.


STATE AND LOCAL TAXES GENERALLY. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes. In particular, except as stated below, dividends paid by Pilot Diversified Bond Income Fund may be taxable under state or local law as dividend income, even though all or part of those dividends come from interest on obligations that would be free of such income taxes if held by you directly.


MEASURING PERFORMANCE

Performance information provides you with a method of measuring and monitoring your investments. Each Fund may quote its performance in advertisements or shareholder communications. The performance for each class of shares of a Fund is calculated separately from the performance of the Fund's other classes of shares.

Understanding performance measures:


TOTAL RETURN for each Fund may be calculated on an AVERAGE ANNUAL total return basis or an AGGREGATE TOTAL RETURN basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.



YIELDS for the Funds are calculated for a specified 30-day (or one-month) period by dividing the net income for the period by the maximum offering price on the last day of the period, and annualizing the result on a semi-annual basis. Net income used in yield calculations may be different than net income used for accounting purposes.


The Funds may provide quotes of total returns and yields WITHOUT REFLECTING A FRONT-END SALES CHARGE, which quotations will, of course, be higher than quotations that do reflect such a sales charge.

Performance comparisons:

The Funds may compare their yields and total returns to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

Total return and yield data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, as well as in publications of a local or regional nature, may be used for comparison.

The performance of the Funds may also be compared to data prepared by Lipper Analytical Services, Inc., Mutual Fund Forecaster, Wiesenberger Investment Companies Services, Morningstar or CDA Investment Technologies, Inc., and total returns for these Funds may be compared to indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Lehman Brothers Bond Indexes, the Merrill Lynch Bond Indexes, the Wilshire 5000 Equity Indexes or the Consumer Price Index.

PERFORMANCE QUOTATIONS WILL FLUCTUATE, AND YOU SHOULD NOT CONSIDER QUOTATIONS TO BE REPRESENTATIVE OF FUTURE PERFORMANCE. YOU SHOULD ALSO REMEMBER THAT PERFORMANCE IS GENERALLY A FUNCTION OF THE KIND AND QUALITY OF INVESTMENTS HELD IN A PORTFOLIO, PORTFOLIO MATURITY, OPERATING EXPENSES AND MARKET CONDITIONS. FEES THAT BOATMEN'S INVESTMENT SERVICES, INC. OR ANOTHER SERVICE ORGANIZATION MAY CHARGE DIRECTLY TO ITS CUSTOMER ACCOUNTS IN CONNECTION WITH AN INVESTMENT IN THE FUNDS WILL NOT BE INCLUDED IN THE FUNDS' CALCULATIONS OF TOTAL RETURN AND YIELD.



INQUIRIES REGARDING THE FUNDS MAY BE DIRECTED TO THE DISTRIBUTOR AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219-3035.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION RELATING TO THE FUNDS INCORPORATED IN THIS PROSPECTUS BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
---------------------------------------------------------------

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PMC-0093